Related Party Transactions - Key Management Personnel Compensation (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	¥ 7,804	¥ 9,886	¥ 9,859
Post-employment benefits	816	801	916
Key management personnel compensation	¥ 8,620	¥ 10,687	¥ 10,775